Fair Value Measurements (Details) - Schedule of Next Equity Financing Based on Inputs Included in a Black-Scholes Model - Simple Agreement For Future Equity Instruments [Member]	Dec. 31, 2021 USD ($) yr
Expected fair value of preferred stock [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Simple Agreements For Future Equity Instruments [Line Items]
Expected fair value of preferred stock | $	$ 4,840
Expected term [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Simple Agreements For Future Equity Instruments [Line Items]
Derivative liability, measurement input | yr	0.2
Volatility [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Simple Agreements For Future Equity Instruments [Line Items]
Derivative liability, measurement input	0.764
Risk-free interest rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Simple Agreements For Future Equity Instruments [Line Items]
Derivative liability, measurement input	0.1